THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------


Check here if Amendment [X]: Amendment Number:        1
                                                --------------

         This Amendment (Check only one):   |_| is a restatement
                                            |X| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Financial LLC
Address:          1603 Orrington Avenue
                  13th Floor
                  Evanston, IL 60201


Form 13F File Number:      028-11800
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


/s/ Michael Turro                 Evanston, IL             May 14, 2007
-----------------------------     ------------------       ------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one):

                            MAGNETAR FINANCIAL LLP
                                   FORM 13F
                        Quarter Ended December 29, 2006

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                    -----------------------

Form 13F Information Table Entry Total:                         11
                                                    -----------------------

Form 13F Information Table Value Total:                      $573,069
                                                    -----------------------

                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None

                                              MAGNETAR FINANCIAL LLC
                                                     FORM 13F
                                          Quarter Ended December 29, 2006

----------------------------------------------------------------------------------------------------------------------------------
                          CLASS                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
                          ------                  -----   -------   ---  ----   -----------    -----            ----------------
NAME OF ISSUER            TITLE       CUSIP    (X$1,000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS        SOLE     SHARED  NONE
--------------            -----       -----    ---------  -------   ---  ----   ----------   --------        ----     ------  ----
----------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC         COM         064057102 $121,417 3,084,000  SH          SOLE                      3,084,000
----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC           COM         141705103  $45,688   800,000  SH          SOLE                        800,000
----------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE              COM         247357106     $583    14,420  SH          SOLE                         14,420
----------------------------------------------------------------------------------------------------------------------------------
ELKCORP                   COM         287456107  $10,296   250,572  SH          SOLE                        250,572
----------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL        LTD VTG SH  35100E104  $40,995   500,000  SH          SOLE                        500,000
----------------------------------------------------------------------------------------------------------------------------------
GIANT INDS INC            COM         374508109  $17,992   239,121  SH          SOLE                        239,121
----------------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD CORP         COM NO PAR  496902404   $5,214   440,000  SH          SOLE                        440,000
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP         COM         717265102  $90,292   754,200  SH          SOLE                        754,200
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP         COM         717265102  $69,258   578,500  SH   PUT    SOLE                        578,500
----------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNIC        CL A        914906102 $168,574 4,759,300  SH          SOLE                      4,759,300
----------------------------------------------------------------------------------------------------------------------------------
VALASSIS COMMUNIC         COM         918866104   $2,760   190,400  SH          SOLE                        190,400
----------------------------------------------------------------------------------------------------------------------------------